Summary of Significant Accounting Policies (Details) - Schedule of earnings per share, basic and diluted - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of earnings per share, basic and diluted [Abstract]
Net loss for basic and diluted net loss per share of common stock	$ (3,181,596)	$ (2,243,234)	$ (2,349,002)
Weighted average common stock outstanding – basic and diluted	20,385,574	20,013,288	39,600,000
Net loss per common share - basic and diluted	$ (0.16)	$ (0.11)	$ (0.06)